WisdomTree Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

May 6, 2022

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”) File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-referenced Registrant’s Inflation Adjusted Corporate Bond Fund does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 862 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on May 5, 2022 (Accession No. 0001214659-22-006329).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3860.

Very truly yours,

/s/ Timothy Darnowski
Timothy Darnowski
Assistant Secretary

cc:         W. John McGuire, Esq.